HUSSMAN
                                                            Shareholder Services
                                                                  P.O. Box 46707
                                                           Cincinnati, OH  45246
                                                           Phone: 1-800-487-7626
                                                       Internet: www.hussman.net
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October 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:   Hussman Investment Trust
          File No. 333-35342


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Hussman Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary